INVESTMENTS IN PRIVATE COMPANIES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Jul. 11, 2019	Aug. 31, 2015
Intensity [Member]
IfrsStatementLineItems [Line Items]
Unrealized Gain (Loss) On Investment		$ 0	$ 1,600
Series A preferred stock in Sentien Biotechnologies [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased						210,210,000
InvestmentOwnershipPercentage				5.06%
Acquisition Of SalvaRx [Member] | Intensity [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	1,000.0
InvestmentOwnershipPercentage	7.50%
Unrealized Gain (Loss) On Investment	$ 700
Acquisition Of Intensity Holding Limited [Member] | Intensity [Member]
IfrsStatementLineItems [Line Items]
Number of instruments or interests issued or issuable					129,806,000
Number Of Private Company Share Consists In Sole Asset					288,458,000
Number of shares outstanding					1,288,458
Percentage of voting equity interests acquired				8.00%